OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
OTHER NON-CURRENT ASSETS

11. OTHER NON-CURRENT ASSETS

	As at December 31,
	2022	2023
	RMB	RMB	USD
Long-term deposits and deferred expenses	5,205	544	76
Long-term loan to third parties	5,861	-	-
Long-term prepayment for service fee	8,000	13,481	1,899
Advance payment for decoration and equipment	53,792	-	-
Other non-current assets	72,858	14,025	1,975
Less: other non-current assets of the discontinued operations	-	(279)	(39)
Other non-current assets of the continued operations	72,858	13,746	1,936

The long-term loans to third parties represented the daily support to the operation of private schools, which were unsecured, interest-free.

The long-term prepayment for service fee represented the advance payment made for catering services of vocational education, and will subsequently be charged to profit or loss as service fee expenses for catering services over the cooperation period with vocational education schools.

Advance payment for decoration and equipment transferred into property and equipment upon the completion of the renovation works and construction of cooperating vocational schools during the year ended December 31, 2023.